Series 2017 Secured Convertible Note - Related Party (Details) - USD ($)				1 Months Ended
	Feb. 08, 2019	Aug. 03, 2017	Sep. 29, 2016	Dec. 21, 2018	Mar. 31, 2019	Jan. 28, 2019	Dec. 31, 2018
Series 2017 Secured Convertible Note - Related Party (Textual)
Maturity date	Jan. 25, 2020
Principal amount					$ 50,000	$ 7,500
Convertible Subordinated Debt [Member]
Series 2017 Secured Convertible Note - Related Party (Textual)
Aggregate principal amount		$ 2,000,000
Promissory note series due date		Aug. 02, 2018
Maturity date		Aug. 02, 2019
Percentage of interest bears variable rate		0.25%
Conversion price per share		$ 1.00
Convertible Notes Payable [Member]
Series 2017 Secured Convertible Note - Related Party (Textual)
Promissory note series due date			Oct. 01, 2017
Conversion price per share			$ 1.00
Principal amount			$ 3,000,000
Frost Nevada's Agreement [Member] | Convertible Notes Payable [Member]
Series 2017 Secured Convertible Note - Related Party (Textual)
Conversion price per share				$ 0.50
Convertible shares				$ 4,030,740
Accrued interest of convertible shares				15,370
Principal amount				$ 2,000,000			$ 2,000,000
Additionally borrowed							$ 1,000,000